                                                                                                                                                                May 1, 2017

Dreyfus New Jersey Municipal Bond Fund, Inc.

 (Class T shares)

Supplement to Statutory Prospectus dated May 1, 2017

The fund’s Class T shares are not currently offered.

4065S0517